Item 1. Schedule of Investments:
--------------------------------
Putnam New Opportunities Fund


QUARTERLY PORTFOLIO HOLDINGS

9-30-04


Putnam New Opportunities Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (96.2%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.2%)
-----------------------------------------------------------------------------------------------------------
        396,900  Lamar Advertising Co. (NON)                                                    $16,515,009

Aerospace and Defense (2.2%)
-----------------------------------------------------------------------------------------------------------
        329,700  Boeing Co. (The)                                                                17,019,114
        776,100  Raytheon Co.                                                                    29,476,278
        560,700  Rockwell Collins, Inc.                                                          20,824,398
      1,210,300  United Defense Industries, Inc. (NON)                                           48,399,897
        372,800  United Technologies Corp.                                                       34,812,064
                                                                                              -------------
                                                                                                150,531,751

Automotive (0.5%)
-----------------------------------------------------------------------------------------------------------
        442,700  Copart, Inc. (NON)                                                               8,380,311
        262,300  Donaldson Co., Inc.                                                              7,446,697
        308,400  Johnson Controls, Inc.                                                          17,520,204
                                                                                              -------------
                                                                                                 33,347,212

Banking (2.6%)
-----------------------------------------------------------------------------------------------------------
        405,500  Doral Financial Corp.                                                           16,816,085
        602,200  Investors Financial Services Corp.                                              27,177,286
        191,322  M&T Bank Corp.                                                                  18,309,515
        361,500  State Street Corp.                                                              15,439,665
      1,474,800  TCF Financial Corp.                                                             44,671,692
        128,400  U.S. Bancorp                                                                     3,710,760
        261,900  UnionBanCal Corp.                                                               15,507,099
        206,600  Wells Fargo & Co.                                                               12,319,558
        467,500  Zions Bancorp.                                                                  28,536,200
                                                                                              -------------
                                                                                                182,487,860

Beverage (1.1%)
-----------------------------------------------------------------------------------------------------------
      1,255,700  Coca-Cola Enterprises, Inc.                                                     23,732,730
      1,063,700  Pepsi Bottling Group, Inc. (The)                                                28,879,455
        518,900  PepsiCo, Inc.                                                                   25,244,485
                                                                                              -------------
                                                                                                 77,856,670

Biotechnology (3.2%)
-----------------------------------------------------------------------------------------------------------
        381,500  Amgen, Inc. (NON)                                                               21,623,420
      1,239,950  Amylin Pharmaceuticals, Inc. (NON)                                              25,443,774
      1,057,700  Celgene Corp. (NON)                                                             61,589,871
        116,700  Genentech, Inc. (NON)                                                            6,117,414
        896,400  Genzyme Corp. (NON)                                                             48,773,124
        629,400  Gilead Sciences, Inc. (NON)                                                     23,526,972
        169,200  Invitrogen Corp. (NON)                                                           9,304,308
        622,100  Ligand Pharmaceuticals, Inc. Class B
                 (NON)                                                                            6,233,442
        473,800  Medicines Co. (NON)                                                             11,437,532
        157,700  OSI Pharmaceuticals, Inc. (NON)                                                  9,692,242
                                                                                              -------------
                                                                                                223,742,099

Broadcasting (0.4%)
-----------------------------------------------------------------------------------------------------------
        918,100  XM Satellite Radio Holdings, Inc. Class
                 A (NON)                                                                         28,479,462

Building Materials (0.6%)
-----------------------------------------------------------------------------------------------------------
        565,000  American Standard Cos., Inc. (NON)                                              21,984,150
        515,800  Sherwin Williams Co.                                                            22,674,568
                                                                                              -------------
                                                                                                 44,658,718

Chemicals (0.2%)
-----------------------------------------------------------------------------------------------------------
        577,300  Engelhard Corp.                                                                 16,366,455

Coal (0.2%)
-----------------------------------------------------------------------------------------------------------
        322,529  CONSOL Energy, Inc.                                                             11,253,037

Commercial and Consumer Services (2.4%)
-----------------------------------------------------------------------------------------------------------
        723,400  CDW Corp.                                                                       41,978,902
        905,533  Choicepoint, Inc. (NON)                                                         38,620,982
        475,900  Corporate Executive Board Co. (The)                                             29,144,116
        148,300  eBay, Inc. (NON)                                                                13,634,702
         69,100  Manpower, Inc.                                                                   3,074,259
      1,025,961  Robert Half International, Inc.                                                 26,439,015
        394,900  Yahoo!, Inc. (NON)                                                              13,391,059
                                                                                              -------------
                                                                                                166,283,035

Communications Equipment (4.3%)
-----------------------------------------------------------------------------------------------------------
      1,122,907  ADTRAN, Inc.                                                                    25,467,531
        899,300  Aspect Communications Corp. (NON)                                                8,930,049
      2,420,100  Cisco Systems, Inc. (NON)                                                       43,803,810
        735,900  Comverse Technology, Inc. (NON)                                                 13,856,997
        905,200  Harris Corp.                                                                    49,731,688
      2,805,291  Juniper Networks, Inc. (NON)                                                    66,204,868
      1,045,900  Qualcomm, Inc.                                                                  40,831,936
        991,500  Scientific-Atlanta, Inc.                                                        25,699,680
      2,315,700  Tellabs, Inc. (NON)                                                             21,281,283
                                                                                              -------------
                                                                                                295,807,842

Computers (2.8%)
-----------------------------------------------------------------------------------------------------------
         80,200  Anixter International, Inc.                                                      2,814,218
        493,400  Dell, Inc. (NON)                                                                17,565,040
        391,100  Hewlett-Packard Co.                                                              7,333,125
      1,207,160  Lexmark International, Inc. (NON)                                              101,413,512
        438,400  NCR Corp. (NON)                                                                 21,740,256
      2,011,300  Network Appliance, Inc. (NON)                                                   46,259,900
                                                                                              -------------
                                                                                                197,126,051

Conglomerates (2.3%)
-----------------------------------------------------------------------------------------------------------
        374,300  Danaher Corp.                                                                   19,194,104
        893,000  General Electric Co.                                                            29,986,940
        557,300  Harman International Industries, Inc.                                           60,049,075
        391,300  ITT Industries, Inc.                                                            31,300,087
        253,300  Textron, Inc.                                                                   16,279,591
                                                                                              -------------
                                                                                                156,809,797

Consumer Cyclicals (0.6%)
-----------------------------------------------------------------------------------------------------------
        505,500  Black & Decker Manufacturing Co.                                                39,145,920

Consumer Finance (1.5%)
-----------------------------------------------------------------------------------------------------------
        977,900  AmeriCredit Corp. (NON)                                                         20,418,552
        811,500  Capital One Financial Corp.                                                     59,969,850
        485,300  MBNA Corp.                                                                      12,229,560
        749,500  Providian Financial Corp. (NON)                                                 11,647,230
                                                                                              -------------
                                                                                                104,265,192

Consumer Goods (2.2%)
-----------------------------------------------------------------------------------------------------------
        845,500  Avon Products, Inc.                                                             36,931,440
        862,100  Energizer Holdings, Inc. (NON)                                                  39,742,810
        270,100  Gillette Co. (The)                                                              11,273,974
      1,209,600  Newell Rubbermaid, Inc.                                                         24,240,384
        736,200  Procter & Gamble Co.                                                            39,843,144
         88,500  Yankee Candle Co., Inc. (The) (NON)                                              2,562,960
                                                                                              -------------
                                                                                                154,594,712

Consumer Services (1.4%)
-----------------------------------------------------------------------------------------------------------
      1,304,225  Alliance Data Systems Corp. (NON)                                               52,899,366
        795,400  Getty Images, Inc. (NON)                                                        43,985,620
                                                                                              -------------
                                                                                                 96,884,986

Containers (0.3%)
-----------------------------------------------------------------------------------------------------------
        530,800  Ball Corp.                                                                      19,867,844

Electronics (4.9%)
-----------------------------------------------------------------------------------------------------------
        842,500  Arrow Electronics, Inc. (NON)                                                   19,023,650
        113,700  Brooks Automation, Inc. (NON)                                                    1,608,855
      1,862,800  Cypress Semiconductor Corp. (NON)                                               16,467,152
      2,146,700  Intel Corp. (SEG)                                                               43,062,802
        427,000  International Rectifier Corp. (NON)                                             14,646,100
      1,049,700  Jabil Circuit, Inc. (NON)                                                       24,143,100
      1,621,900  Linear Technology Corp.                                                         58,777,656
      1,206,700  Marvell Technology Group, Ltd. (Bermuda)
                 (NON)                                                                           31,531,098
        859,100  Microchip Technology, Inc.                                                      23,058,244
        523,800  Motorola, Inc.                                                                   9,449,352
        627,000  PerkinElmer, Inc.                                                               10,796,940
        557,900  SanDisk Corp. (NON)                                                             16,246,048
        646,320  Skyworks Solutions, Inc. (NON)                                                   6,140,040
      1,491,200  Storage Technology Corp. (NON)                                                  37,667,712
        481,100  W.W. Grainger, Inc.                                                             27,735,415
                                                                                              -------------
                                                                                                340,354,164

Energy (2.0%)
-----------------------------------------------------------------------------------------------------------
      1,195,000  BJ Services Co.                                                                 62,629,950
        572,700  ENSCO International, Inc.                                                       18,710,109
        579,600  Nabors Industries, Ltd. (Bermuda) (NON)                                         27,444,060
        488,400  Noble Corp. (Cayman Islands) (NON)                                              21,953,580
         92,200  Precision Drilling Corp. (Canada) (NON)                                          5,301,500
                                                                                              -------------
                                                                                                136,039,199

Entertainment (0.3%)
-----------------------------------------------------------------------------------------------------------
        281,300  Pixar, Inc. (NON)                                                               22,194,570

Financial (2.3%)
-----------------------------------------------------------------------------------------------------------
        233,300  Chicago Mercantile Exchange                                                     37,631,290
        727,100  Citigroup, Inc.                                                                 32,079,652
        416,000  Fannie Mae                                                                      26,374,400
        832,300  Moody's Corp.                                                                   60,965,975
                                                                                              -------------
                                                                                                157,051,317

Food (0.1%)
-----------------------------------------------------------------------------------------------------------
        491,000  7-Eleven, Inc. (NON)                                                             9,810,180

Gaming & Lottery (1.6%)
-----------------------------------------------------------------------------------------------------------
      1,786,600  GTECH Holdings Corp.                                                            45,236,712
        914,200  Harrah's Entertainment, Inc.                                                    48,434,316
        327,100  MGM Mirage, Inc. (NON)                                                          16,240,515
                                                                                              -------------
                                                                                                109,911,543

Health Care Services (5.1%)
-----------------------------------------------------------------------------------------------------------
        439,300  AmerisourceBergen Corp.                                                         23,594,803
        245,700  Anthem, Inc. (NON)                                                              21,437,325
      1,274,795  Caremark Rx, Inc. (NON)                                                         40,882,676
      1,618,800  Community Health Systems, Inc. (NON)                                            43,189,584
        622,300  Coventry Health Care, Inc. (NON)                                                33,212,151
        414,900  Fisher Scientific International, Inc.
                 (NON)                                                                           24,201,117
        118,200  Health Management Associates, Inc.                                               2,414,826
         39,300  Henry Schein, Inc. (NON)                                                         2,448,783
        978,300  IMS Health, Inc.                                                                23,400,936
        115,100  Laboratory Corp. of America Holdings
                 (NON)                                                                            5,032,172
        312,900  Manor Care, Inc.                                                                 9,374,484
      1,059,700  McKesson Corp.                                                                  27,181,305
        401,900  PacifiCare Health Systems, Inc. (NON)                                           14,749,730
         83,400  Quest Diagnostics, Inc.                                                          7,357,548
        571,800  UnitedHealth Group, Inc.                                                        42,164,532
      1,704,500  VCA Antech, Inc. (NON)                                                          35,163,835
         20,700  WellChoice, Inc. (NON)                                                             772,731
                                                                                              -------------
                                                                                                356,578,538

Homebuilding (2.1%)
-----------------------------------------------------------------------------------------------------------
        183,200  KB Home                                                                         15,478,568
        455,000  Lennar Corp.                                                                    21,658,000
        237,900  M.D.C. Holdings, Inc.                                                           17,390,490
         91,125  NVR, Inc. (NON)                                                                 50,209,875
        260,400  Pulte Homes, Inc.                                                               15,980,748
        264,500  Ryland Group, Inc. (The)                                                        24,508,570
                                                                                              -------------
                                                                                                145,226,251

Industrial (0.4%)
-----------------------------------------------------------------------------------------------------------
        370,800  3M Co.                                                                          29,652,876

Insurance (1.5%)
-----------------------------------------------------------------------------------------------------------
        374,900  American International Group, Inc.                                              25,489,451
        734,500  Everest Re Group, Ltd. (Bermuda)                                                54,595,385
        568,300  W.R. Berkley Corp.                                                              23,959,528
                                                                                              -------------
                                                                                                104,044,364

Investment Banking/Brokerage (1.4%)
-----------------------------------------------------------------------------------------------------------
      1,873,100  Ameritrade Holding Corp. Class A (NON)                                          22,495,931
        267,500  Bear Stearns Cos., Inc. (The)                                                   25,725,475
      1,723,400  E*Trade Group, Inc. (NON)                                                       19,681,228
        455,100  Eaton Vance Corp.                                                               18,381,489
        191,065  T. Rowe Price Group, Inc.                                                        9,732,851
                                                                                              -------------
                                                                                                 96,016,974

Leisure (0.7%)
-----------------------------------------------------------------------------------------------------------
        529,600  Brunswick Corp.                                                                 24,234,496
        432,900  Polaris Industries, Inc.                                                        24,164,478
                                                                                              -------------
                                                                                                 48,398,974

Lodging/Tourism (1.5%)
-----------------------------------------------------------------------------------------------------------
        120,100  Choice Hotels International, Inc.                                                6,916,559
      2,133,000  Hilton Hotels Corp.                                                             40,185,720
        569,400  Marriott International, Inc. Class A                                            29,586,024
        587,400  Starwood Hotels & Resorts Worldwide,
                 Inc.                                                                            27,267,108
                                                                                              -------------
                                                                                                103,955,411

Machinery (0.3%)
-----------------------------------------------------------------------------------------------------------
        419,400  Terex Corp. (NON)                                                               18,201,960

Manufacturing (0.3%)
-----------------------------------------------------------------------------------------------------------
        337,800  Graco, Inc.                                                                     11,316,300
        223,100  Mettler-Toledo International, Inc.
                 (Switzerland) (NON)                                                             10,534,782
                                                                                              -------------
                                                                                                 21,851,082

Medical Technology (6.4%)
-----------------------------------------------------------------------------------------------------------
        362,500  Bausch & Lomb, Inc.                                                             24,088,125
        505,100  Becton, Dickinson and Co.                                                       26,113,670
      1,003,400  Biomet, Inc.                                                                    47,039,392
      1,124,400  C.R. Bard, Inc.                                                                 63,674,772
        670,100  Charles River Laboratories
                 International, Inc. (NON)                                                       30,690,580
        497,100  Dade Behring Holdings, Inc. (NON)                                               27,697,418
        305,500  Gen-Probe, Inc. (NON)                                                           12,180,285
        388,600  Kinetic Concepts, Inc. (NON)                                                    20,420,930
        452,400  Medtronic, Inc.                                                                 23,479,560
        843,100  Respironics, Inc. (NON)                                                         45,055,264
        549,600  St. Jude Medical, Inc. (NON)                                                    41,368,392
      1,744,700  Varian Medical Systems, Inc. (NON)                                              60,314,279
        451,500  Waters Corp. (NON)                                                              19,911,150
                                                                                              -------------
                                                                                                442,033,817

Natural Gas Utilities (0.3%)
-----------------------------------------------------------------------------------------------------------
        275,300  Kinder Morgan, Inc.                                                             17,294,346

Oil & Gas (3.7%)
-----------------------------------------------------------------------------------------------------------
        317,200  Amerada Hess Corp.                                                              28,230,800
        120,000  Anadarko Petroleum Corp.                                                         7,963,200
      1,051,330  Apache Corp.                                                                    52,682,146
      1,051,200  Burlington Resources, Inc.                                                      42,888,960
        701,400  Canadian Natural Resources, Ltd.
                 (Canada)                                                                        27,936,762
        455,700  Newfield Exploration Co. (NON)                                                  27,907,068
        268,600  Noble Energy, Inc.                                                              15,643,264
        494,000  Pogo Producing Co.                                                              23,440,300
        444,500  Sunoco, Inc.                                                                    32,884,110
                                                                                              -------------
                                                                                                259,576,610

Pharmaceuticals (4.8%)
-----------------------------------------------------------------------------------------------------------
        681,800  Abbott Laboratories                                                             28,881,048
        210,000  Allergan, Inc.                                                                  15,235,500
      1,138,550  Barr Pharmaceuticals, Inc. (NON)                                                47,170,127
        959,000  Cephalon, Inc. (NON)                                                            45,936,100
      1,006,600  Johnson & Johnson                                                               56,701,778
        300,800  Medicis Pharmaceutical Corp. Class A                                            11,743,232
      1,314,100  Mylan Laboratories, Inc.                                                        23,653,800
      2,722,700  Pfizer, Inc.                                                                    83,314,620
        540,500  Wyeth                                                                           20,214,700
                                                                                              -------------
                                                                                                332,850,905

Photography/Imaging (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,449,600  Xerox Corp. (NON)                                                               20,410,368

Retail (10.7%)
-----------------------------------------------------------------------------------------------------------
        753,800  Abercrombie & Fitch Co. Class A                                                 23,744,700
        484,600  Advance Auto Parts, Inc. (NON)                                                  16,670,240
        793,900  Aeropostale, Inc. (NON)                                                         20,800,180
      1,445,400  American Eagle Outfitters, Inc.                                                 53,262,990
        805,000  Barnes & Noble, Inc. (NON)                                                      29,785,000
         68,501  Best Buy Co., Inc.                                                               3,715,467
        770,600  Borders Group, Inc.                                                             19,110,880
        687,000  Claire's Stores, Inc.                                                           17,202,480
      1,448,900  Coach, Inc. (NON)                                                               61,462,338
        561,500  Costco Wholesale Corp.                                                          23,335,940
        194,500  Fossil, Inc. (NON)                                                               6,017,830
        872,000  Home Depot, Inc. (The)                                                          34,182,400
        160,600  Kohl's Corp. (NON)                                                               7,739,314
        857,800  Limited Brands, Inc.                                                            19,120,362
        665,800  Lowe's Cos., Inc.                                                               36,186,230
        853,900  Michaels Stores, Inc.                                                           50,559,419
      1,170,765  PETCO Animal Supplies, Inc. (NON)                                               38,237,185
        728,200  RadioShack Corp.                                                                20,855,648
        693,400  Regis Corp.                                                                     27,888,548
        690,700  Rent-A-Center, Inc. (NON)                                                       17,861,502
      1,111,100  Ross Stores, Inc.                                                               26,044,184
      2,314,000  Staples, Inc.                                                                   69,003,480
        171,100  Target Corp.                                                                     7,742,275
      2,605,600  TJX Cos., Inc. (The)                                                            57,427,424
        999,600  Wal-Mart Stores, Inc.                                                           53,178,720
                                                                                              -------------
                                                                                                741,134,736

Schools (0.7%)
-----------------------------------------------------------------------------------------------------------
        506,624  Apollo Group, Inc. Class A (NON)                                                37,171,003
        380,059  Career Education Corp. (NON)                                                    10,805,077
                                                                                              -------------
                                                                                                 47,976,080

Semiconductor (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,470,300  Lam Research Corp. (NON)                                                        32,170,164

Shipping (1.4%)
-----------------------------------------------------------------------------------------------------------
        565,600  Expeditors International of Washington,
                 Inc.                                                                            29,241,520
        747,000  J. B. Hunt Transport Services, Inc.                                             27,743,580
        317,100  Ryder System, Inc.                                                              14,916,384
      1,206,150  Werner Enterprises, Inc.                                                        23,290,757
                                                                                              -------------
                                                                                                 95,192,241

Software (9.4%)
-----------------------------------------------------------------------------------------------------------
      2,364,600  Adobe Systems, Inc.                                                            116,976,761
      1,998,100  Amdocs, Ltd. (Guernsey) (NON)                                                   43,618,523
      1,301,900  Autodesk, Inc.                                                                  63,311,397
        679,200  Avid Technology, Inc. (NON)                                                     31,834,104
      2,462,600  BMC Software, Inc. (NON)                                                        38,933,706
      4,236,500  Citrix Systems, Inc. (NON)                                                      74,223,480
      1,167,200  Cognos, Inc. (Canada) (NON)                                                     41,458,944
        367,500  Intuit, Inc. (NON)                                                              16,684,500
        674,700  Mercury Interactive Corp. (NON)                                                 23,533,536
      3,110,400  Microsoft Corp. (SEG)                                                           86,002,560
      1,534,800  Oracle Corp. (NON)                                                              17,312,544
      3,528,700  Siebel Systems, Inc. (NON)                                                      26,606,398
      1,357,800  Symantec Corp. (NON)                                                            74,516,064
                                                                                              -------------
                                                                                                655,012,517

Technology (--%)
-----------------------------------------------------------------------------------------------------------
         30,100  Dun & Bradstreet Corp. (The) (NON)                                               1,766,870

Technology Services (1.8%)
-----------------------------------------------------------------------------------------------------------
        578,000  Ask Jeeves, Inc. (NON)                                                          18,906,380
      1,394,600  Cognizant Technology Solutions Corp.
                 (NON)                                                                           42,549,246
        595,140  Fiserv, Inc. (NON)                                                              20,746,580
      1,388,400  Ingram Micro, Inc. Class A (NON)                                                22,353,240
        258,200  Total Systems Services, Inc.                                                     6,516,968
        826,000  VeriSign, Inc. (NON)                                                            16,420,880
                                                                                              -------------
                                                                                                127,493,294

Telecommunications (1.5%)
-----------------------------------------------------------------------------------------------------------
      3,363,300  American Tower Corp. Class A (NON)                                              51,626,655
      2,063,060  Crown Castle International Corp. (NON)                                          30,698,333
        756,400  Nextel Partners, Inc. (NON)                                                     12,541,112
        400,000  Western Wireless Corp. Class A (NON)                                            10,284,000
                                                                                              -------------
                                                                                                105,150,100

Textiles (0.4%)
-----------------------------------------------------------------------------------------------------------
        268,300  Columbia Sportswear Co. (NON)                                                   14,622,350
        205,100  Nike, Inc.                                                                      16,161,880
                                                                                              -------------
                                                                                                 30,784,230

Tobacco (0.4%)
-----------------------------------------------------------------------------------------------------------
        523,800  Altria Group, Inc.                                                              24,639,552

Waste Management (0.4%)
-----------------------------------------------------------------------------------------------------------
        592,900  Stericycle, Inc. (NON)                                                          27,214,110
                                                                                              -------------
                 Total Common stocks  (cost $6,057,194,482)                                  $6,676,010,995

Short-term investments (4.0%) (a) (cost $276,764,751)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $276,764,751 Putnam Prime Money Market Fund (e)                                            $276,764,751
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $6,333,959,233) (b)                                 $6,952,775,746
-----------------------------------------------------------------------------------------------------------




Futures contracts outstanding at September 30, 2004 (Unaudited)

                                                                                   Unrealized
                                                      Aggregate     Expiration   appreciation/
                                      Value          face value           date  (depreciation)
---------------------------------------------------------------------------------------------
Nasdaq 100 (Long)               $32,886,000         $33,259,526         Dec-04      $(373,526)
Russell 2000 Index Mini (Long)   82,369,000          82,324,679         Dec-04         44,321
S&P 500 Index (Long)             70,796,150          71,145,668         Dec-04       (349,518)
---------------------------------------------------------------------------------------------
                                                                                    $(678,723)
---------------------------------------------------------------------------------------------




Written options outstanding at September 30, 2004 (Unaudited)
(premiums received $183,799)

Contract                                                   Expiration date/
amount                                                        strike price              Value
---------------------------------------------------------------------------------------------
 57,150   Apollo Group, Inc. Class A (Call)                  Oct 04/$79.54            $37,444
 92,365   Ligand Pharmaceuticals, Inc. Class B (Call)        Oct 04/$12.33              7,796
 73,606   Microchip Technology, Inc. (Call)                  Oct 04/$31.31              9,569
164,688   Mylan Laboratories, Inc. (Call)                    Oct 04/$20.95              8,943
---------------------------------------------------------------------------------------------
                                                                                      $63,752
---------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $6,941,406,836.

  (b) The aggregate identified cost on a tax basis is $6,351,583,378, resulting in gross unrealized appreciation and depreciation of $856,626,262 and $255,433,894, respectively, or net unrealized appreciation of $601,192,368.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2004.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $649,367 for the period ended September 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange-traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: November 29, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: November 29, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: November 29, 2004